Impairment losses in Jaguar Land Rover - Summary of Key Assumptions Used to Calculate the Recoverable Amount (Detail)	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Growth rate applied beyond approved forecast period	1.90%	1.90%
Pre-tax discount rate	12.50%	11.80%
Terminal value variable profit	19.70%	22.60%
Terminal value capital expenditures	9.10%	11.00%
% Change | Cash-generating units [member]
Statement [Line Items]
Growth rate applied beyond approved forecast period	(17.80%)
Pre-tax discount rate	2.80%
Terminal value variable profit	(0.90%)
Terminal value capital expenditures	1.90%
Revised Assumption | Cash-generating units [member]
Statement [Line Items]
Growth rate applied beyond approved forecast period	1.60%
Pre-tax discount rate	12.90%
Terminal value variable profit	19.50%
Terminal value capital expenditures	9.30%